As filed with the U.S. Securities and Exchange Commission on June 6, 2023

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 128	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Copies of Communications to:

David A. Hearth, Esq.
Jeffrey K. Seeley	Paul Hastings LLP
2301 Rosecrans Avenue, Suite 2150	101 California Street, 48th Floor
El Segundo, California 90245	San Francisco, California 94111
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On July 6, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the iMGP Berkshire Dividend Growth ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No.  125 (“PEA No. 125”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-23-079270 on March 24, 2023, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 125 by means of this filing, Parts A, B and C of PEA No. 125 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 125.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 125.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 125.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 127 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 127 and Amendment No. 125 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 6th day of June, 2023.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 127 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Julie Allecta*	Chairman of the Board, Trustee	June 6, 2023
Julie Allecta

/s/ Thomas W. Bird*	Trustee	June 6, 2023
Thomas W. Bird

/s/ Jennifer M. Borggaard*	Trustee	June 6, 2023
Jennifer M. Borggaard

/s/ Jonathan W. DePriest*	Trustee	June 6, 2023
Jonathan W. DePriest

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	June 6, 2023
Frederick A. Eigenbrod, Jr.

/s/ Jeffrey K. Seeley*	Trustee and President (Principal Executive Officer)	June 6, 2023
Jeffrey K. Seeley

/s/ Harold M. Shefrin*	Trustee	June 6, 2023
Harold M. Shefrin

/s/ Philippe Uzan* Philippe Uzan	Trustee	June 6, 2023

/s/ John M. Coughlan John M. Coughlan	Treasurer, Secretary and Chief Compliance Officer (Principal Financial Officer)	June 6, 2023

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact